Income Taxes - Entity's Total Income Tax Expense for the Period and Statutory Tax Rate (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Current Tax expense	$ 77,823	$ 44,591	$ 43,957
Income taxes	$ 77,823	$ 44,591	$ 43,957
Effective tax rate	23.10%	41.30%	(49.70%)